Employee Benefit Plans (Schedule of Stock Options, by Exercise Price Range) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	448,975	516,332	643,206
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 7 months 6 days	5 years 4 months 24 days	5 years 3 months 18 days
Options Outstanding: Weighted Average Exercise Price	$ 6.70	$ 7.06	$ 6.80
Options Exercisable: Shares Exercisable	364,143
Options Exercisable: Weighted Average Exercise Price	$ 6.76
Range Of Option Exercise Prices 0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	119,750
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 3.87
Options Exercisable: Shares Exercisable	119,750
Options Exercisable: Weighted Average Exercise Price	$ 3.87
Range Of Option Exercise Prices 4.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	249,175
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	6 years 9 months 18 days
Options Outstanding: Weighted Average Exercise Price	$ 6.52
Options Exercisable: Shares Exercisable	164,343
Options Exercisable: Weighted Average Exercise Price	$ 6.55
Range Of Option Exercise Prices 8.01-12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	35,399
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	10 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 10.13
Options Exercisable: Shares Exercisable	35,399
Options Exercisable: Weighted Average Exercise Price	$ 10.13
Range Of Option Exercise Prices 12.01-16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	44,651
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Outstanding: Weighted Average Exercise Price	$ 12.62
Options Exercisable: Shares Exercisable	44,651
Options Exercisable: Weighted Average Exercise Price	$ 12.62